Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings, including noncontrolling interests	$ 157	$ 172	$ 232	$ 255	$ 209
Net unrealized gains (losses) on securities:
Unrealized holding gains (losses) on securities arising during the period	(163)	140	185	(181)	272
Reclassification adjustment for realized gains included in net earnings	(2)	(17)	(23)	(46)	(46)
Total net unrealized gains (losses) on securities	(165)	123	162	(227)	226
Net unrealized gains (losses) on cash flow hedges	2	0	0	0	0
Other comprehensive income (loss), net of tax	(163)	123	162	(227)	226
Total comprehensive income (loss), net of tax	(6)	295	394	28	435
Less: Comprehensive income attributable to noncontrolling interests	5	1	1	1	0
Comprehensive income (loss) attributable to shareholder	$ (11)	$ 294	$ 393	$ 27	$ 435